Other Liabilities - Summary of Other Liabilities (Detail) - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019
Disclosure of financial liabilities [line items]
Accrued interest	$ 2,244	$ 2,902
Lease liabilities	3,475
Accounts payable and accrued expenses	5,441	5,924
Current tax liabilities	743	342
Deferred tax liabilities	1,073	1,307
Gold and silver certificates and bullion	1,112	4,124
Margin and collateral accounts	8,622	5,826
Segregated fund liabilities	2,248	2,405
Payables to brokers, dealers and clients	624	377
Provisions	125	210
Allowance for credit losses on off-balance sheet exposures	101	56
Pension liabilities	2,202	1,692
Other liabilities of subsidiaries and structured entities	25,938	22,626
Other	8,656	6,691
Total	$ 62,604	$ 54,482